OPERATIONAL CONTEXT - Corporate Restructuring of Eletronuclear (Details) R$ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2022 shares	Dec. 31, 2022 entity shares	Dec. 31, 2022 BRL (R$) entity shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
DISCONTINUED OPERATIONS
Number of SPEs in which the company holds direct and indirect interest | entity		73	73
Capital injection | R$			R$ 254,498	R$ 274,354	R$ 68,169
Ordinary capital, Quantity	37,658,167
Ordinary capital, %	100.00%
Preferential capital, Quantity	10,544,699
Preferential capital, %	100.00%
Total capital, Quantity	48,202,866
Total capital, %	100.00%
Maximum
DISCONTINUED OPERATIONS
Ordinary capital, Quantity		221,412,211
Ordinary capital, %		100.00%
Preferential capital, Quantity		221,412,212	221,412,212
Preferential capital, %		100.00%
Total capital, Quantity		442,824,423	442,824,423
Total capital, %		100.00%
Eletronuclear
DISCONTINUED OPERATIONS
Common shares into preferred shares conversion ratio		1	1
Completion of AFAC | R$			R$ 3,665,521
Capitalization of dividends receivable | R$			2,512,286
Contribution of cash and cash equivalents | R$			54,523
Equity security investments | R$			R$ 6,232,330
Ordinary capital, Quantity	37,651,030	79,488,850
Ordinary capital, %	99.98%	35.90%
Preferential capital, Quantity	10,528,730	221,396,243	221,396,243
Preferential capital, %	99.85%	99.99%
Total capital, Quantity	48,179,760	300,885,093	300,885,093
Total capital, %	99.95%	67.95%
Eletronuclear | Minimum
DISCONTINUED OPERATIONS
Ordinary capital, %			99.98%
Preferential capital, %			99.99%
Eletronuclear | Maximum
DISCONTINUED OPERATIONS
Ordinary capital, %			35.90%
Preferential capital, %			67.95%
Eletronuclear | ENBpar
DISCONTINUED OPERATIONS
Capital injection | R$			R$ 3,500,000
Eletronuclear | ENBpar | Maximum
DISCONTINUED OPERATIONS
Ordinary capital, Quantity		141,916,224
Ordinary capital, %		64.10%
Preferential capital, %		0.00%
Total capital, Quantity		141,916,224	141,916,224
Total capital, %		32.04%
Eletronuclear | Others
DISCONTINUED OPERATIONS
Ordinary capital, Quantity	7,137
Ordinary capital, %	0.02%
Preferential capital, Quantity	15,969
Preferential capital, %	0.15%
Total capital, Quantity	23,106
Total capital, %	0.05%
Eletronuclear | Others | Maximum
DISCONTINUED OPERATIONS
Ordinary capital, Quantity		7,137
Ordinary capital, %		0.00%
Preferential capital, Quantity		15,969	15,969
Preferential capital, %		0.01%
Total capital, Quantity		23,106	23,106
Total capital, %		0.01%